Inventories - Inventories recognized as an expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Carrying amount of inventories sold	$ 57,442,036	$ 52,701,330	$ 10,412,753